Segment Reporting (Details)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment description	The Group’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM makes decisions on resource allocation, assesses performance of the business, and monitors budget versus actual results using factors such as revenue, operating expenses, loss from operations and net loss. Significant expenses include cost of revenues, sales and marketing expenses, general and administrative expenses, research and development and share based compensation, which are each separately presented on the Group’s statements of operations and comprehensive loss. Other segment items within net loss include interest expenses, change in fair value of convertible notes and so on. During the six months ended June 30, 2025 and 2024, all revenue is PRC revenue. The Group’s long-lived assets consist primarily of property and equipment and intangible assets, most of which are located in the PRC.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer